EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

nOTE 17: EMPLOYEE BENEFIT PLANS

TRAQ Pvt Ltd.’s Gratuity Plan provides for lump sum payment to vested employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities with regard to the Gratuity Plans are determined by actuarial valuation using the projected unit credit method. Current service costs for the Gratuity Plan are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans are recognized and amortized over the remaining period of service of the employees.

The benefit obligation has been measured as of December 31, 2020. The gratuity plan is unfunded. The following table sets forth the activity of the Gratuity Plans and the amounts recognized in the Company’s financial statements for the year ended December 31, 2020:

Year Ended
December 31, 2020
Change in projected benefit obligation:
Projected benefit obligation as of January 1, 2020	$85,594
Service cost	10,746
Interest cost	5,595
Benefits paid	(19,033)
Actuarial gain (loss) on the Obligation	23,761
Effect of exchange rate changes	(2,090)
$104,573

Projected benefit obligation as of December 31, 2020
Unfunded amount – non-current	$94,023
Unfunded amount - current	10,550
Total accrued liability	$104,573

Components of net period benefit costs:
Service cost	$10,746
Interest cost	5,595
Actuarial gain (loss) on the Obligation	23,761
$40,102

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	5.55% per annum

Rate of increase in compensation levels	10.00 % per annum

The benefit obligation has been measured as of December 31, 2019. The gratuity plan is unfunded. The following table sets forth the activity of the Gratuity Plans and the amounts recognized in the Company’s financial statements for the period May 16, 2019 through December 31, 2019:

Period May 16, 2019 through
December 31, 2019
Change in projected benefit obligation:
Projected benefit obligation as of May 16, 2019	$65,550
Service cost	6,982
Interest cost	3,106
Benefits paid	(1,932)
Actuarial gain (loss) on the Obligation	13,086
Effect of exchange rate changes	(1,198)
$85,594

Projected benefit obligation as of December 31, 2019
Unfunded amount – non-current	$74,781
Unfunded amount - current	10,813
Total accrued liability	$85,594

Components of net period benefit costs:
Service cost	$6,982
Interest cost	3,106
Actuarial gain (loss) on the Obligation	11,888
$21,976

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	6.70% per annum

Rate of increase in compensation levels	10.00 % per annum

Leave Encashment:

The other long-term employee benefits has been measured as of December 31, 2020. The following table sets forth the activity of the leave encashment and the amounts recognized in TRAQ Pvt Ltd.’s financial statements at December 31, 2020:

Year Ended
December 31, 2020
Change in projected benefit obligation:
Projected benefit obligation as of January 1, 2020	$33,070
Service cost	10,746
Interest cost	5,595
Benefits paid	(2,212)
Actuarial gain (loss) on the Obligation	(3,969)
Effect of exchange rate changes	(806)
$42,424

Projected benefit obligation as of December 31, 2020
Unfunded amount – non-current	$37,306
Unfunded amount - current	5,118
Total accrued liability	$42,424

Components of net period benefit costs:
Service cost	$10,746
Interest cost	5,595
Actuarial gain (loss) on the Obligation	(3,969)
$12,372

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	5.55% per annum

Rate of increase in compensation levels	10.00 % per annum

The other long-term employee benefits has been measured as of December 31, 2019. The following table sets forth the activity of the leave encashment and the amounts recognized in TRAQ Pvt Ltd.’s financial statements at the end of the period May 16, 2019 through December 31, 2019:

Period May 16, 2019 through
December 31, 2019
Change in projected benefit obligation:
Projected benefit obligation as of May 16, 2019	$24,243
Service cost	3,646
Interest cost	940
Benefits paid	(919)
Actuarial gain (loss) on the Obligation	5,617
Effect of exchange rate changes	(457)
$33,070

Projected benefit obligation as of December 31, 2019
Unfunded amount – non-current	$27,682
Unfunded amount - current	5,388
Total accrued liability	$33,070

Components of net period benefit costs:
Service cost	$3,646
Interest cost	940
Actuarial gain (loss) on the Obligation	5,160
$9,746

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Discount rate	6.70% per annum

Rate of increase in compensation levels	10.00 % per annum